                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: _6/30/2009_________

Check here if Amendment: ||; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:

Address:



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
Title:
Phone:


Signature, Place, and Date of Signing:

Gina DiMento			Boston, MA			8/14/09
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0_______

Form 13F Information Table Entry Total: ______56_______

Form 13F Information Table Value Total: $___1,038,998_________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   ___________________________   ________________________________

[Repeat as necessary.]

                                             FORM 13F INFORMATION TABLE

As of June 30, 2009
---------------------------------------------------------------------------------------------------
                                                                                        Item 5:
            Item 1:                 Item 2:        Item 3:        Item 4:              Shares of
                                                                                  -----------------
        Name of Issuer           Title of Class     CUSIP       Fair Market    Principal   SHR/PRN/
                                                   Number         Value          Amount    PUT/CALL
---------------------------------------------------------------------------------------------------
Airtran Holdings, Inc.             Common         00949P108    74,790,056.00 12,082,400.00   SHR
Allegiant Travel Company           Common         01748X102    75,757,986.00  1,911,150.00   SHR
Ameristar Casinos Inc.             Common         03070Q101    30,963,180.16  1,627,072.00   SHR
ARM Holdings PLC                   Sponsored ADR  042068106    14,790,609.33  2,477,489.00   SHR
Asia Pacific Wire & Cable Ltd      Common         G0535E106       404,054.64    204,068.00   SHR
Bally Technologies Inc             Common         05874B107    41,998,704.00  1,403,700.00   SHR
BGC Partners, Inc.                 Class A Common 05541T101    18,041,286.86  4,760,234.00   SHR
Blockbuster Inc.                   Class A Common 093679108       323,400.00    490,000.00   SHR
Blockbuster Inc.                   Class B Common 093679207       585,000.00  1,500,000.00   SHR
Boyd Gaming Corporation            Common         103304101    22,581,950.00  2,656,700.00   SHR
Con-Way Inc.                       Common         205944101     3,531,000.00    100,000.00   SHR
CSX Corp                           Common         126408103     1,038,900.00     30,000.00   SHR
Dollar Thrifty Automotive          Common         256743105    14,373,675.45  1,030,371.00   SHR
Eagle Materials Inc.               Common         26969P108     1,640,600.00     65,000.00   SHR
Expedia Inc.                       Common         30212P105    64,533,948.73  4,270,943.00   SHR
FBR Capital Markets Corp           Common         30247C301       971,029.40    206,602.00   SHR
First Marblehead Corp              Common         320771108     1,212,000.00    600,000.00   SHR
Full House Resorts Inc.            Common         359678109     2,103,680.05    895,183.00   SHR
Gastar Exploration Ltd             Common         367299104       532,358.80  1,330,897.00   SHR
GFI Group Inc.                     Common         361652209        67,400.00     10,000.00   SHR
Hawaiian Holdings Inc              Common         419879101    17,759,000.00  2,950,000.00   SHR
Hertz Global Holdings              Common         42805T105     7,990,000.00  1,000,000.00   SHR
Hittite Microwave Corp             Common         43365Y104     5,611,742.75    161,489.00   SHR
Interstate Hotels & Resorts        Common         46088S106       342,710.40    428,388.00   SHR
Isle of Capri Casinos Inc.         Common         464592104    20,751,321.24  1,557,907.00   SHR
Lakes Entertainment Inc.           Common         51206P109       463,583.37    159,307.00   SHR
Majesco Holdings Inc.              Common         560690208       780,000.00    400,000.00   SHR
Marinemax Inc.                     Class B Common 567908108     1,618,413.36    470,469.00   SHR
MGM Mirage                         Common         552953101       475,709.94     74,446.00   SHR
Mosys Inc                          Common         619718109       856,350.00    519,000.00   SHR
MTR Gaming Group Inc.              Common         553769100     3,393,275.00  1,357,310.00   SHR
Multimedia Games Inc.              Common         625453105    12,400,000.00  2,500,000.00   SHR
Nintendo Co. LTD ADR               Common         654445303     2,933,397.00     85,100.00   SHR
Odyssey Healthcare Inc.            Common         67611V101    12,667,509.44  1,232,248.00   SHR
Ohio Art Co                        Common         677143109       122,715.00     40,500.00   SHR
OpenTV Corporation                 Class A Common G67543101        89,775.00     67,500.00   SHR
Orbitz Worldwide, Inc.             Common         68557K109    31,281,014.80 16,463,692.00   SHR
Penn National Gaming               Common         707569109    17,466,000.00    600,000.00   SHR
Pioneer Natural Resources Inc.     Common         723787107     1,275,000.00     50,000.00   SHR
Pinnacle Entertainment, Inc.       Common         723456109    21,952,270.00  2,363,000.00   SHR
Plains Exploration & Production Co Common         726505100     1,153,059.84     42,144.00   SHR
Pozen Inc.                         Common         73941U102    14,277,258.24  1,859,018.00   SHR
Priceline Inc.                     Common         741503403   171,691,736.30  1,539,146.00   SHR
PureCycle Corp                     Common         746228303    11,052,856.80  3,070,238.00   SHR
Realnetworks, Inc.                 Common         75605L104     8,191,380.08  2,739,592.00   SHR
Rubicon Technology Inc.            Common         78112T107     9,454,488.12    662,079.00   SHR
Sunpower Corp                      Class B Common 867652307     3,151,796.05    131,599.00   SHR
Terra Nova Financial Group, Inc.   Common         88102L204     2,210,700.00  2,947,600.00   SHR
Tivo Inc.                          Common         888706108    27,072,690.56  2,583,272.00   SHR
Tucows Inc.                        Common         898697107       168,330.54    400,787.00   SHR
Union Pacific Corp                 Common         907818108     1,041,200.00     20,000.00   SHR
UnitedHealth Group, Inc.           Common         91324P102   152,378,000.00  6,100,000.00   SHR
Universal Health Services Inc.     Class B Common 913903100    79,088,150.00  1,619,000.00   SHR
WABTEC                             Common         929740108       254,143.00      7,900.00   SHR
Webzen Inc.                        Common ADR     94846M102       870,736.75    267,919.00   SHR
Wellcare Health Plans, Inc.        Common         94946T106    26,471,300.95  1,431,655.00   SHR
---------------------------------------------------------------------------------------------------
           Total Long Equities                              1,038,998,433.95
                                                            ----------------

                                                                                                           (SEC USE ONLY)
As of June 30, 2009           Name of Reporting manager: PAR CAPITAL MANAGEMENT, INC.
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                                             Item 6:                                                            Item 8
                                     Investment Discretion                                            Voting Authority (Shares)
                               ------------------------------------                            -------------------------------------
            Item 1:            (a) Sole    (b) Shared-                        Item 7:          (a) Sole      (b) Shared     (c) None
        Name of Issuer                     As Defined    (c) Shared-          Managers
                                           in Instr. V     Other            See Instr. V
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
Airtran Holdings, Inc.             X                                                           12082400
Allegiant Travel Company           X                                                            1911150
Ameristar Casinos Inc.             X                                                            1627072
ARM Holdings PLC                   X                                                            2477489
Asia Pacific Wire & Cable Ltd      X                                                             204068
Bally Technologies Inc             X                                                            1403700
BGC Partners, Inc.                 X                                                            4760234
Blockbuster Inc.                   X                                                             490000
Blockbuster Inc.                   X                                                            1500000
Boyd Gaming Corporation            X                                                            2656700
Con-Way Inc.                       X                                                             100000
CSX Corp                           X                                                              30000
Dollar Thrifty Automotive          X                                                            1030371
Eagle Materials Inc.               X                                                              65000
Expedia Inc.                       X                                                            4270943
FBR Capital Markets Corp           X                                                             206602
First Marblehead Corp              X                                                             600000
Full House Resorts Inc.            X                                                             895183
Gastar Exploration Ltd             X                                                            1330897
GFI Group Inc.                     X                                                              10000
Hawaiian Holdings Inc              X                                                            2950000
Hertz Global Holdings              X                                                            1000000
Hittite Microwave Corp             X                                                             161489
Interstate Hotels & Resorts        X                                                             428388
Isle of Capri Casinos Inc.         X                                                            1557907
Lakes Entertainment Inc.           X                                                             159307
Majesco Holdings Inc.              X                                                             400000
Marinemax Inc.                     X                                                             470469
MGM Mirage                         X                                                              74446
Mosys Inc                          X                                                             519000
MTR Gaming Group Inc.              X                                                            1357310
Multimedia Games Inc.              X                                                            2500000
Nintendo Co. LTD ADR               X                                                              85100
Odyssey Healthcare Inc.            X                                                            1232248
Ohio Art Co                        X                                                              40500
OpenTV Corporation                 X                                                              67500
Orbitz Worldwide, Inc.             X                                                           16463692
Penn National Gaming               X                                                             600000
Pioneer Natural Resources Inc.     X                                                              50000
Pinnacle Entertainment, Inc.       X                                                            2363000
Plains Exploration & Production Co X                                                              42144
Pozen Inc.                         X                                                            1859018
Priceline Inc.                     X                                                            1539146
PureCycle Corp                     X                                                            3070238
Realnetworks, Inc.                 X                                                            2739592
Rubicon Technology Inc.            X                                                             662079
Sunpower Corp                      X                                                             131599
Terra Nova Financial Group, Inc.   X                                                            2947600
Tivo Inc.                          X                                                            2583272
Tucows Inc.                        X                                                             400787
Union Pacific Corp                 X                                                              20000
UnitedHealth Group, Inc.           X                                                            6100000
Universal Health Services Inc.     X                                                            1619000
WABTEC                             X                                                               7900
Webzen Inc.                        X                                                             267919
Wellcare Health Plans, Inc.        X                                                            1431655
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